Short-Term Investments	12 Months Ended
Dec. 31, 2014
Short-Term Investments

4. SHORT-TERM INVESTMENTS

The Company classified certain short-term investments as trading securities in 2012, 2013 and 2014. Realized gains on sales of these trading securities were US$2 thousand, US$4 thousand and US$4 thousand for the years ended December 31, 2012, 2013 and 2014, respectively. The amount of unrealized losses related to trading securities at year end were US$118 thousand, nil and nil for the years ended December 31, 2012, 2013 and 2014, respectively. Structured notes matured in May 2013 and the Company recognized the gain of US$118 thousand.